OPERATING SEGMENTS (Details) - ZAR (R)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Financial performance
Revenue (External)	R 5,118,500,000	R 5,269,000,000.0	R 4,185,000,000.0
Cash operating costs	(3,463,800,000)	(3,072,700,000)	(2,626,000,000.0)
Movement in gold in process and finished inventories - Gold Bullion	30,400,000	(25,600,000)	3,100,000
Segment operating profit	1,685,100,000	2,170,700,000	1,562,100,000
Additions to property, plant and equipment	(598,400,000)	(395,700,000)	(182,700,000)
Segment operating profit	1,685,100,000	2,170,700,000	1,562,100,000
Depreciation	(267,600,000)	(252,500,000)	(270,800,000)
Change in estimate of environmental rehabilitation recognised in profit or loss	2,200,000	12,400,000	21,900,000
Ongoing rehabilitation expenditure	(31,600,000)	(48,300,000)	(24,300,000)
Care and maintenance	(5,900,000)	(3,900,000)	(11,100,000)
Other operating income/(expense)	(5,200,000)	2,400,000	(30,700,000)
Other income	91,300,000	100,000	700,000
Administration expenses and other costs	(161,200,000)	(64,000,000.0)	(309,900,000)
Finance income	225,800,000	216,200,000	109,800,000
Finance expense	(74,800,000)	(69,500,000)	(68,800,000)
Current tax	(261,600,000)	(423,700,000)	(263,200,000)
Deferred tax	(72,700,000)	(100,000,000.0)	(80,700,000)
Profit (loss) after tax	1,123,800,000	1,439,900,000	635,000,000.0
Reconciliation of cost of sales to cash operating costs [abstract]
Cost of sales	(3,741,500,000)	(3,388,200,000)	(2,937,900,000)
Depreciation	267,600,000	252,500,000	270,800,000
Change in estimate of environmental rehabilitation recognised in profit or loss	(2,200,000)	(12,400,000)	(21,900,000)
Movement in gold in process and finished inventories - Gold Bullion	(30,400,000)	25,600,000	(3,100,000)
Ongoing rehabilitation expenditure	31,600,000	48,300,000	24,300,000
Care and maintenance	5,900,000	3,900,000	11,100,000
Other operating expenses	5,200,000		30,700,000
Other operating income		(2,400,000)
Cash operating costs	(3,463,800,000)	(3,072,700,000)	(2,626,000,000.0)
Operating Segments [Member] | Ergo [member]
Financial performance
Revenue (External)	3,704,900,000	3,943,000,000.0	3,064,300,000
Cash operating costs	(3,009,800,000)	(2,666,500,000)	(2,274,000,000.0)
Movement in gold in process and finished inventories - Gold Bullion	35,200,000	(31,900,000)	1,800,000
Segment operating profit	730,300,000	1,244,600,000	792,100,000
Additions to property, plant and equipment	(436,200,000)	(250,900,000)	(114,400,000)
Segment operating profit	730,300,000	1,244,600,000	792,100,000
Depreciation	(134,500,000)	(135,600,000)	(150,400,000)
Change in estimate of environmental rehabilitation recognised in profit or loss	2,300,000	7,200,000	19,100,000
Ongoing rehabilitation expenditure	(30,100,000)	(46,600,000)	(22,300,000)
Care and maintenance	0	0	0
Other operating income/(expense)	(4,900,000)	2,400,000	(27,600,000)
Other income	70,100,000	100,000	700,000
Administration expenses and other costs	(7,700,000)	15,000,000.0	(131,600,000)
Finance income	22,400,000	21,000,000.0	28,900,000
Finance expense	(58,800,000)	(45,800,000)	(48,800,000)
Current tax	(12,900,000)	(196,100,000)	(145,800,000)
Deferred tax	(45,300,000)	(66,600,000)	6,600,000
Profit (loss) after tax	530,900,000	799,600,000	320,900,000
Reconciliation of cost of sales to cash operating costs [abstract]
Cost of sales	(3,141,800,000)	(2,871,000,000.0)	(2,453,400,000)
Depreciation	134,500,000	135,600,000	150,400,000
Change in estimate of environmental rehabilitation recognised in profit or loss	(2,300,000)	(7,200,000)	(19,100,000)
Movement in gold in process and finished inventories - Gold Bullion	(35,200,000)	31,900,000	(1,800,000)
Ongoing rehabilitation expenditure	30,100,000	46,600,000	22,300,000
Care and maintenance	0	0	0
Other operating expenses	4,900,000		27,600,000
Other operating income		(2,400,000)
Cash operating costs	(3,009,800,000)	(2,666,500,000)	(2,274,000,000.0)
Operating Segments [Member] | FWGR [member]
Financial performance
Revenue (External)	1,413,600,000	1,326,000,000.0	1,120,700,000
Cash operating costs	(454,000,000.0)	(406,200,000)	(352,000,000.0)
Movement in gold in process and finished inventories - Gold Bullion	(4,800,000)	6,300,000	1,300,000
Segment operating profit	954,800,000	926,100,000	770,000,000.0
Additions to property, plant and equipment	(162,200,000)	(143,300,000)	(68,000,000.0)
Segment operating profit	954,800,000	926,100,000	770,000,000.0
Depreciation	(131,600,000)	(115,600,000)	(119,600,000)
Change in estimate of environmental rehabilitation recognised in profit or loss	0	0	2,100,000
Ongoing rehabilitation expenditure	(1,500,000)	(1,700,000)	(2,000,000.0)
Care and maintenance	0	0	0
Other operating income/(expense)	(200,000)	0	(3,100,000)
Other income	21,200,000	0	0
Administration expenses and other costs	(13,800,000)	1,800,000	(20,700,000)
Finance income	19,000,000.0	17,200,000	28,100,000
Finance expense	(10,800,000)	(9,800,000)	(14,300,000)
Current tax	(237,300,000)	(227,600,000)	(117,400,000)
Deferred tax	(29,600,000)	(37,400,000)	(86,500,000)
Profit (loss) after tax	570,200,000	553,000,000.0	436,600,000
Reconciliation of cost of sales to cash operating costs [abstract]
Cost of sales	(592,100,000)	(517,200,000)	(473,300,000)
Depreciation	131,600,000	115,600,000	119,600,000
Change in estimate of environmental rehabilitation recognised in profit or loss	0	0	(2,100,000)
Movement in gold in process and finished inventories - Gold Bullion	4,800,000	(6,300,000)	(1,300,000)
Ongoing rehabilitation expenditure	1,500,000	1,700,000	2,000,000.0
Care and maintenance	0	0	0
Other operating expenses	200,000		3,100,000
Other operating income		0
Cash operating costs	(454,000,000.0)	(406,200,000)	(352,000,000.0)
Other reconciling items [member]
Financial performance
Revenue (External)	0	0	0
Cash operating costs	0	0	0
Movement in gold in process and finished inventories - Gold Bullion	0	0	0
Segment operating profit	0	0	0
Additions to property, plant and equipment	0	(1,500,000)	(300,000)
Segment operating profit	0	0	0
Depreciation	(1,500,000)	(1,300,000)	(800,000)
Change in estimate of environmental rehabilitation recognised in profit or loss	(100,000)	5,200,000	700,000
Ongoing rehabilitation expenditure	0	0	0
Care and maintenance	(5,900,000)	(3,900,000)	(11,100,000)
Other operating income/(expense)	(100,000)	0	0
Other income	0	0	0
Administration expenses and other costs	(139,700,000)	(80,800,000)	(157,600,000)
Finance income	184,400,000	178,000,000.0	52,800,000
Finance expense	(5,200,000)	(13,900,000)	(5,700,000)
Current tax	(11,400,000)	0	0
Deferred tax	2,200,000	4,000,000.0	(800,000)
Profit (loss) after tax	22,700,000	87,300,000	(122,500,000)
Reconciliation of cost of sales to cash operating costs [abstract]
Cost of sales	(7,600,000)	0	(11,200,000)
Depreciation	1,500,000	1,300,000	800,000
Change in estimate of environmental rehabilitation recognised in profit or loss	100,000	(5,200,000)	(700,000)
Movement in gold in process and finished inventories - Gold Bullion	0	0	0
Ongoing rehabilitation expenditure	0	0	0
Care and maintenance	5,900,000	3,900,000	11,100,000
Other operating expenses	100,000		0
Other operating income		0
Cash operating costs	R 0	R 0	R 0